SWK Holdings Corporation and Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income (loss) attributable to SWK Holdings Corporation Shareholders (in Dollars)	$ 620	$ (749)	$ 1,059	$ (1,672)	$ 12,862	$ (1,421)
Denominator:
Weighted-average shares outstanding	41,352,000	41,247,000	41,340,000	41,247,000	41,343,000	41,247,000
Effect of dilutive securities	112,000	0	84,000	0	97,000
Weighted-average diluted shares	41,464,000	41,247,000	41,424,000	41,247,000	41,440,000	41,247,000
Basic income (loss) per share (in Dollars per share)	$ 0.01	$ (0.02)	$ 0.03	$ (0.04)	$ 0.31	$ (0.03)
Diluted income (loss) per share (in Dollars per share)	$ 0.01	$ (0.02)	$ 0.03	$ (0.04)	$ 0.31	$ (0.03)